CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended			145 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014
Expenses
Consulting	$ 651,776	$ 941,385	$ 1,357,785	$ 7,936,017
Depreciation	61,414	65,760	29,627	195,181
Director fees	93,727	225,797	26,205	345,729
Foreign exchange loss (gain)	283,632	(108,848)	(29,677)	297,363
Mineral property interests	1,642,510	5,147,673	6,085,967	23,374,753
Office and sundry	103,011	141,473	226,140	1,149,317
Professional	459,604	420,027	450,626	3,382,890
Rent	45,168	43,925	49,642	278,300
Salaries and benefits	372,806	543,256	166,404	1,082,466
Shareholder and investor relations	90,002	248,868	414,883	2,761,867
Tax on Argentine bank transactions and on assets	56,109	74,469	69,635	200,213
Transfer agent and filing	79,046	53,351	22,154	476,714
Travel	56,788	172,929	181,910	837,974
Write-down of mineral claims	0	0	0	408,496
Loss before other items:	(3,995,593)	(7,970,065)	(9,051,301)	(42,727,280)
Interest income	57,275	65,562	77,329	203,861
Miscellaneous income	27,271	0	0	27,271
Interest expense	(38,254)	(1,328)	(24,410)	(600,494)
Net loss for the period before income taxes	(3,949,301)	(7,905,831)	(8,998,382)	(43,096,642)
Income tax expense	14,189	22,119	0	36,308
Net loss for the period	(3,963,490)	(7,927,950)	(8,998,382)	(43,132,950)
Other comprehensive (loss) income
Unrealized (loss) gain on foreign exchange Translation	(18,689)	(44,182)	19,844	(43,027)
Comprehensive loss for the period	$ (3,982,179)	$ (7,972,132)	$ (8,978,538)	$ (43,175,977)
Net loss per share - basic and diluted	$ (0.05)	$ (0.11)	$ (0.14)
Weighted average number of shares outstanding - basic and diluted	79,524,172	71,669,755	64,974,694